Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DGI Investment Trust
Entity Central Index Key	0001843841
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
DGI Balanced Fund | Class A
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$167	1.60%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class A Shares achieved a return of 8.55%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class A	8.55%	10.76%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	14.04%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.86%
S&P 500 Index	15.16%	23.58%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.
DGI Balanced Fund | Class C
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$244	2.35%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class C Shares achieved a return of 7.69%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class C	7.69%	9.95%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	14.04%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.86%
S&P 500 Index	15.16%	23.58%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.
DGI Balanced Fund | Class I
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class I Shares achieved a return of 8.76%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class I	8.76%	11.03%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	14.04%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.86%
S&P 500 Index	15.16%	23.58%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.
DGI Balanced Fund | Class NT
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class NT
Trading Symbol	DGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class NT	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class NT Shares achieved a return of 8.76%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class NT	8.76%	2.46%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	5.74%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.55%
S&P 500 Index	15.16%	11.93%

Performance Inception Date	May 23, 2021
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.
DGI Balanced Fund | Class P
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class P
Trading Symbol	DGIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class P	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class P Shares achieved a return of 8.76%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class P	8.76%	2.46%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	5.74%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.55%
S&P 500 Index	15.16%	11.93%

Performance Inception Date	May 23, 2021
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.
DGI Balanced Fund | Class T
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class T
Trading Symbol	DGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class T	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

For the 12-month period ending June 30, 2025, the DGI Balanced Fund Class T Shares achieved a return of 8.76%. In comparison, its broad-based benchmarks, the S&P 500® Index and the Bloomberg® U.S. Aggregate Bond Index, returned 15.16% and 6.08%, respectively. The Fund's blended performance benchmark returned 10.72%. The primary driver of performance was equity investments, bolstered by favorable market conditions and improving investor sentiment. However, exposure to the U.S. small-cap sector detracted from returns underperforming during the period. Fixed-income holdings contributed positively, albeit to a lesser extent, reflecting a more stable interest rate environment.

The Fund continues to adhere to a balanced strategy, aiming to capitalize on long-term equity growth while managing volatility through fixed-income securities. It is reducing its holdings of shares in Puerto Rico domiciled companies and is methodically diversifying its fixed-income portfolio by purchasing securities directly issued by the U.S. Treasury. The Adviser maintains a constructive outlook, grounded in the belief that a diversified approach is essential to preserving and enhancing the real value of investments over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class T	8.76%	2.46%
DGI Blend-50% S&P/50% BB Agg Bond	10.72%	5.74%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.55%
S&P 500 Index	15.16%	11.93%

Performance Inception Date	May 23, 2021
Net Assets	$ 299,863,532
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 2,778,966
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$299,863,532
Number of Portfolio Holdings	153
Portfolio Turnover Rate (%)	2.0%
Total Advisory Fees Paid ($)	$2,778,966

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	23.0%
iShares Russell 2000 ETF	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	9.8%
iShares MSCI EAFE ETF	4.2%
Vanguard FTSE Europe ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.3%
Popular, Inc.	3.3%
iShares MSCI Emerging Markets ETF	2.6%
Government National Mortgage Association Series 626934	2.2%
Government National Mortgage Association Series 626941	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2025.